Operating leases and finance leases (Detail 3) $ in Millions	Dec. 31, 2018 USD ($)
Disclosure Of Finance Lease And Operating Lease By Lessor [Line Items]
Total minimum lease payments	$ 1,166
Unearned finance income	58
Present value	1,107
2019
Disclosure Of Finance Lease And Operating Lease By Lessor [Line Items]
Total minimum lease payments	359
Unearned finance income	22
Present value	337
2020-2023
Disclosure Of Finance Lease And Operating Lease By Lessor [Line Items]
Total minimum lease payments	703
Unearned finance income	35
Present value	669
Thereafter
Disclosure Of Finance Lease And Operating Lease By Lessor [Line Items]
Total minimum lease payments	103
Unearned finance income	2
Present value	102
UBS AG
Disclosure Of Finance Lease And Operating Lease By Lessor [Line Items]
Total minimum lease payments	1,166
Unearned finance income	58
Present value	1,107
UBS AG | 2019
Disclosure Of Finance Lease And Operating Lease By Lessor [Line Items]
Total minimum lease payments	359
Unearned finance income	22
Present value	337
UBS AG | 2020-2023
Disclosure Of Finance Lease And Operating Lease By Lessor [Line Items]
Total minimum lease payments	703
Unearned finance income	35
Present value	669
UBS AG | Thereafter
Disclosure Of Finance Lease And Operating Lease By Lessor [Line Items]
Total minimum lease payments	103
Unearned finance income	2
Present value	$ 102